Hatteras Alpha Hedged Strategies Fund (Prospectus Summary): | Hatteras Alpha Hedged Strategies Fund
Hatteras Alpha Hedged Strategies Fund

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

Hatteras Alpha Hedged Strategies Fund

Hatteras Long / Short Equity Fund

Hatteras Long / Short Debt Fund

 (the “Funds”)

Each a series of Hatteras Alternative Mutual Funds Trust

Class A Shares

June 7, 2011

Supplement to the Prospectus and

Statement of Additional Information (“SAI”)

dated April 30, 2011

Effective immediately, the Funds’ Class A shares are eliminating their 0.25% shareholder servicing fee and replacing it with a 0.25% Rule 12b-1 fee.  This change results in no increase in a Fund’s Total Annual Fund Operating Expenses.  Accordingly, the “Annual Fund Operating Expenses” table for each Fund’s Class A shares is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment )
Annual Fund Operating Expenses		Class A Hatteras Alpha Hedged Strategies Fund
Management Fees		0.25%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses		2.23%
Shareholder Servicing Fee		none
Operating Services Fee	[1]	1.35%
Interest Expense and Dividends on Short Positions of Underlying Investments		0.88%
Acquired Fund Fees and Expenses		2.00%
Total Annual Fund Operating Expenses		4.73%
[1]	The Operating Services Fee has been restated to reflect current fees.